BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund
Bridge Builder Large Cap Value Fund
Bridge Builder Small/Mid Cap Growth Fund
Bridge Builder Small/Mid Cap Value Fund
Bridge Builder International Equity Fund
(each a "Fund" and collectively, the "Funds")

Supplement dated April 18, 2016
to the Statement of Additional Information (the "SAI")
dated October 28, 2015,
as supplemented March 31, 2016 and April 4, 2016

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

Rachel M. Aguirre and Creighton Jue are added as portfolio managers for the portion of each Fund’s assets allocated to BlackRock Investment Management, LLC ("BlackRock"), replacing Chris Bliss, who no longer serves as a portfolio manager to the Funds.  Alan Mason and Greg Savage, who have served as portfolio managers to the Funds since their inception, will also continue to serve as portfolio managers for the portion of each Fund's assets allocated to BlackRock.

Steven Dutaut is added as a portfolio manager for the portion of the Bridge Builder International Equity Fund's assets allocated to Mondrian Investment Partners Limited ("Mondrian"), replacing Andrew Porter, who no longer serves as a portfolio manager to the Bridge Builder International Equity Fund. Elizabeth Desmond, Nigel Bliss, and Alex Simcox will also continue to serve as portfolio managers for the portion of the Bridge Builder International Equity Fund's assets allocated to Mondrian.

Accordingly, the SAI is supplemented as follows:

1.                 All references to Chris Bliss and Andrew Porter are hereby deleted.

2. Rachel M. Aguirre and Creighton Jue are added as portfolio managers to each Fund and the following information is hereby added to the table relating to BlackRock under the sub-section entitled "Portfolio Managers – Other Accounts Managed by Portfolio Managers" under the section entitled “The Funds' Investment Teams”:

	Registered Investment Companies (excluding the Funds)[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Rachel M. Aguirre	13	$14.68 billion	82	$139.1 billion	64	$94.08 billion
Creighton Jue	0	$0	19	$5.22 billion	9	$4.53 billion
(1)	Provided as of March 31, 2016.

3.
Steven Dutaut is added as a portfolio manager to the Bridge Builder International Equity Fund and the following information is hereby added to the table relating to Mondrian under the sub-section entitled "Portfolio Managers – Other Accounts Managed by Portfolio Managers" under the section entitled “The Funds' Investment Teams”:

	Registered Investment Companies (excluding the Funds)[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Steven Dutaut	1	$396 million	0	0	13	$6,663 million
(1)	Provided as of March 31, 2016.